UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 47.2%
	AEROSPACE/DEFENSE - 2.0%
13,000	TransDigm Group, Inc. *	$ 1,603,680

	BANKS - 1.3%
30,000	Wells Fargo & Co.	1,014,300

	BIOTECHNOLOGY - 3.7%
7,270	Alexion Pharmaceuticals, Inc. *	762,259
5,336	Biogen Idec, Inc. *	778,149
20,800	Celgene Corp. *	1,423,968
		2,964,376
	CHEMICALS - 2.1%
4,200	CF Industries Holdings, Inc.	822,192
17,300	EI du Pont de Nemours & Co.	859,810
		1,682,002
	COMMERCIAL SERVICES - 3.9%
13,800	Alliance Data Systems Corp. *	1,794,000
3,000	Mastercard, Inc. - Cl. A	1,309,710
		3,103,710
	COMPUTERS - 3.5%
2,000	Apple, Inc. *	1,221,520
7,900	International Business Machines Corp.	1,548,242
		2,769,762
	ENTERTAINMENT - 1.0%
34,800	Cinemark Holdings, Inc.	813,624

	HAND/MACHINE TOOLS - 1.0%
20,300	Lincoln Electric Holdings, Inc.	809,564

	HOUSEHOLD PRODUCTS/WARES - 1.0%
18,300	Jarden Corp.	827,160

	INSURANCE - 0.5%
13,000	Amtrust Financial Services, Inc.	387,270

	INTERNET - 2.0%
3,500	Amazon.com, Inc.	816,550
1,248	Google, Inc. - Cl. A *	789,947
		1,606,497
KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2012
Shares	Security	Market Value
	LEISURE TIME - 1.0%
10,600	Polaris Industries, Inc.	$ 796,696

	LODGING - 0.5%
7,550	Wyndham Worldwide Corp.	392,977

	MACHINERY-CONSTRUCTION & MINING - 1.0%
9,400	Caterpillar, Inc.	791,574

	MEDIA - 1.5%
24,800	Comcast Corp.	807,240
4,600	Time Warner Cable, Inc.	390,678
		1,197,918
	MISCELLANEOUS MANUFACTURING - 1.3%
20,600	Sturm Ruger & Co., Inc.	1,018,258

	OIL & GAS - 2.7%
11,750	Chevron Corp.	1,287,565
21,800	HollyFrontier Corp.	815,102
		2,102,667
	OIL & GAS SERVICES - 0.9%
21,800	Halliburton Co.	722,234

	PHARMACEUTICALS - 1.1%
15,600	Herbalife Ltd.	856,284

	PIPELINES - 2.5%
25,000	El Paso Pipeline Partners LP	871,500
12,800	Plains All American Pipeline LP	1,126,400
		1,997,900
	RETAIL - 6.4%
39,000	American Eagle Outfitters, Inc.	811,980
16,600	CVS Caremark Corp.	751,150
19,300	Dollar General Corp. *	984,493
11,700	Foot Locker, Inc.	386,334
17,000	Home Depot, Inc.	887,060
16,800	Nu Skin Enterprises, Inc.	856,968
6,500	Target Corp.	394,225
		5,072,210
KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2012
Shares	Security	Market Value
	SEMICONDUCTORS - 2.1%
32,900	Intel Corp.	$ 845,530
13,100	QUALCOMM, Inc.	781,808
		1,627,338
	SOFTWARE - 1.4%
38,000	Microsoft Corp.	1,119,860

	TELECOMMUNICATIONS - 1.2%
22,500	CenturyLink, Inc.	934,650

	TRANSPORTATION - 1.6%
10,400	Union Pacific Corp.	1,275,144

	TOTAL COMMON STOCK ( Cost - $31,713,827)	37,487,655

	EXCHANGE TRADED FUNDS - 24.8%
	EQUITY FUND - 24.8%
150,000	Direxion Daily S&P 500 Bull 3X *	11,814,000
50,000	Powershares QQQ Trust Series 1	3,240,000
160,000	ProShares VIX Short-Term Futures ETF *	4,635,200
		19,689,200

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $18,796,342)	19,689,200

	SHORT-TERM INVESTMENTS - 29.9%
	MONEY MARKET FUND - 29.9%
23,685,849	AIM STIT - Liquid Assets Portfolio, 0.09% **	23,685,849

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $23,685,849)	23,685,849

	TOTAL INVESTMENTS - 101.9% ( Cost - $74,196,018)(a)	$ 80,862,704
	OTHER LIABILITIES LESS ASSETS - (1.9%)	(1,524,755)
	NET ASSETS - 100.0%	$ 79,337,949

* Non-income producing security
** Money Market Fund; interest rate reflect seven-day effective yield on July 31, 2012.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 7,627,597
	Unrealized depreciation:	(960,911)
	Net unrealized appreciation:	$ 6,666,686

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 37,487,655	-	-	$ 37,487,655
Exchange-Traded Funds	$ 19,689,200	-	-	$ 19,689,200
Short-Term Investments	$ 23,685,849	-	-	$ 23,685,849
Total	$ 80,862,704	$ -	$ -	$ 80,862,704
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/28/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/12